Lease Liabilities - Summary of Lease Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Opening balance	$ 93,033	$ 57,014
Acquisition (Note 6)	0	39,845
Additions	44,583	9,977
Lease interest	6,789	3,398
Payments made against lease liabilities	(27,211)	(19,156)
Transfer to liabilities associated with assets held for sale (Note 10)	(6,209)	0
Lease measurement adjustment	(6,781)	0
Currency translation effects and other	(3,492)	1,955
Closing balance	100,712	93,033
Current portion of lease liabilities	25,453	20,125	[1]
Non-current portion of lease liabilities	$ 75,259	$ 72,908	[1]

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.